Financial assets at fair value through profit or loss (Tables)	6 Months Ended
Jun. 30, 2022
Financial assets at fair value through profit or loss [abstract]
Summary of financial assets at fair value through profit or loss

	At 30 Jun 2022 £m	At 31 Dec 2021 £m

Financial assets mandatorily at fair value through profit or loss:
Loans and advances to customers	1,188	1,559
Equity shares	241	239
	1,429	1,798
Total financial assets at fair value through profit or loss	1,429	1,798